Provisions and other current liabilities - Restructuring provisions (Details) - Restructuring provisions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
January 1	$ 64	$ 17	$ 10
Additions	39	72	21
Cash payments	(74)	(24)	(14)
Releases	0	(1)	0
December 31	$ 29	$ 64	$ 17